Consolidated Statement of Stockholders' Deficit - USD ($)	Common Shares	Additional Paid-In Capital	Common Stock Subscribed	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2013	122,414,114
Beginning balance, amount at Dec. 31, 2013	$ 18,003,782	$ 4,965,842	$ 50,000	$ (23,373,985)	$ (354,361)
Issuance of common shares for cash, shares	69,000,000
Issuance of common shares for cash, amount	$ 100,000				100,000
Issuance of common shares for services, shares	2,000,000
Issuance of common shares for services, amount	$ 88,190				88,190
Issuance of common shares on conversion of debt, shares	18,427,675
Issuance of common shares on conversion of debt, amount	$ 683,856				683,856
Net loss for the year				(808,710)	(808,710)
Ending balance, shares at Dec. 31, 2014	211,841,789
Ending balance, amount at Dec. 31, 2014	$ 18,875,828	4,965,842	50,000	(24,182,695)	(291,025)
Issuance of common shares for cash, shares	15,000,000
Issuance of common shares for cash, amount	$ 150,000				150,000
Share issuance costs			(10,000)		(10,000)
Issuance of common shares for services, shares	500,000
Issuance of common shares for services, amount	$ 5,900				5,900
Issuance of common shares on conversion of debt, shares	23,944,123
Issuance of common shares on conversion of debt, amount	$ 442,282				442,282
Common stock subscribed, amount at Dec. 31, 2015			150,000		150,000
Net loss for the year				(716,943)	(716,943)
Ending balance, shares at Dec. 31, 2015	251,285,912
Ending balance, amount at Dec. 31, 2015	$ 19,474,010	$ 4,965,842	$ 190,000	$ (24,899,638)	$ (269,786)